Consolidated Statement of Cash Flows (USD $)	12 Months Ended			64 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013
Adjustments to reconcile net loss to total cash used in operations:
Net loss for the period	$ (4,511)	$ (27,631)	$ (13,761)	$ (50,421)
Depreciation and accretion	39	340	45	486
Revision to asset retirement obligation	0	(82)	0	(82)
Stock based compensation	236	499	1,546	3,279
Impairment of assets	171	23,162	8,497	31,684
Loss on sale of fixed assets	9	0	0	9
Unrealized foreign currency exchange (gain) losses	(228)	195	64	45
Reclamation of asset retirement obligation	(60)	(130)	0	(31)
Change in accounts receivable	39	(10)	21	(13)
Change in prepaid expenditures	(40)	(442)	(35)	(572)
Change in accounts payable and accrued liabilities	(4)	(63)	(162)	210
TOTAL CASH FLOW FROM OPERATING ACTIVITIES	(4,349)	(4,162)	(3,785)	(15,406)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,133)	(15,901)	(45,949)	(83,781)
Investment in KOS Energy Ltd.	0	0	0	(50)
NET CASH USED BY INVESTING ACTIVITIES	(2,133)	(15,901)	(45,949)	(82,947)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	0	0	0	73,872
Proceeds from exercise of warrants	0	0	33,946	40,485
Proceeds from stock options exercised	0	80	101	206
Issuance of note receivable	(150)	0	0	(150)
NET CASH FROM BY FINANCING ACTIVITIES	(150)	80	34,047	114,413
OTHER ACTIVITIES:
Effect of exchange rate on cash and cash equivalents	174	(168)	(2,226)	(2,137)
Net cash increase (decrease) in cash and cash equivalents	(6,458)	(20,151)	(17,913)	13,923
Cash and cash equivalents at beginning of period	20,381	40,532	58,445	0
Cash and cash equivalents at end of period	13,923	20,381	40,532	13,923
Interest received	$ 169	$ 194	$ 215	$ 774